Cover	Aug. 30, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2022
Entity File Number	001-40983
Entity Registrant Name	VISION SENSING ACQUISITION CORP.
Entity Central Index Key	0001883983
Entity Tax Identification Number	87-2323481
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Suite 500
Entity Address, Address Line Two	78 SW 7th Street
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	(783)
Local Phone Number	633-2520
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A Common Stock and three quarters of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and three quarters of one Redeemable Warrant
Trading Symbol	VSACU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	VSAC
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	VSACW
Security Exchange Name	NASDAQ